Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

The Group’s accrued expenses and other current liabilities comprised of the following:

	As of
	September 30, 2025	December 31, 2024
	(Unaudited)
Payroll payable	104,864	145,358
Payable to professionals	31,000	389,000
Freight payable	364,587	795,246
Other suppliers payable	71,087	—
Others	9,255	19,337
	$580,793	$1,348,941

The Group’s accrued expenses and other current liabilities comprised of the following:

	As of December 31,
	2024	2023
Payroll payable	145,358	105,649
Payable to professionals	389,000	253,250
Freight payable	795,246	1,889
VAT	—	34,314
Others	19,337	—
	$1,348,941	$395,102